Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	KNIGHTSBRIDGE TANKERS LTD
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,425,699
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 71,570	$ 74,232	$ 54,892
Voyage charter revenues	11,324	15,268	12,447
Bareboat charter revenues	11,623	6,397	0
Total operating revenues	94,517	95,897	67,339
Operating expenses
Voyage expenses and commission	11,215	10,467	8,588
Ship operating expenses	18,801	19,678	18,829
Administrative expenses	3,528	3,018	1,823
Depreciation	22,759	19,567	14,344
Total operating expenses	56,303	52,730	43,583
Net operating income	38,214	43,167	23,756
Other income (expenses)
Interest income	52	54	123
Interest expense	(4,957)	(3,940)	(1,895)
Other financial items	(657)	(724)	(304)
Net other expenses	(5,562)	(4,610)	(2,076)
Net income	$ 32,652	$ 38,557	$ 21,680
Per share information:
Basic earnings per share (in dollars per share)	$ 1.34	$ 2.02	$ 1.27
Diluted earnings per share (in dollars per share)	$ 1.33	$ 2.02	$ 1.27
Cash dividends per share declared (in dollars per share)	$ 2	$ 1.7	$ 0.25

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 46,848	$ 56,771
Restricted cash	15,000	15,000
Trade accounts receivable, net	7,721	2,008
Related party receivables	0	69
Other receivables	3,674	1,189
Inventories	3,791	1,492
Voyage in progress	931	0
Prepaid expenses and accrued income	3,413	1,399
Total current assets	81,378	77,928
Vessels, net	436,273	459,032
Deferred charges	2,110	2,629
Other long term assets	1,458	2,364
Total assets	521,219	541,953
Current liabilities
Current portion of long-term debt	3,600	3,600
Related party payables	319	0
Trade accounts payable	2,056	3,867
Accrued expenses	4,514	3,514
Other current liabilities	658	1,331
Total current liabilities	11,147	12,312
Long-term liabilities
Long-term debt	150,140	153,740
Total liabilities	161,287	166,052
Commitments and contingencies
Equity
Share capital (24,425,699 shares outstanding, par value $0.01)	244	244
Additional paid in capital	131,256	131,026
Contributed capital surplus	179,019	179,019
Retained earnings	49,413	65,612
Total equity	359,932	375,901
Total liabilities and equity	$ 521,219	$ 541,953

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	24,425,699	24,425,699

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net income	$ 32,652	$ 38,557	$ 21,680
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	22,759	19,567	14,344
Amortization of deferred charges	599	652	188
Amortization of time charter contract value	845	152	0
Restricted stock unit expense	230	0	0
Changes in operating assets and liabilities:
Trade accounts receivable, net	(5,713)	2,428	(1,692)
Related party balances	388	(69)	0
Other receivables	(2,485)	(527)	(215)
Inventories	(2,299)	1,675	(1,945)
Voyages in progress	(931)	2,679	(2,679)
Prepaid expenses and accrued income	(1,955)	(197)	59
Trade accounts payable	(1,811)	202	(1,761)
Accrued expenses	1,000	(2,522)	4,741
Other current liabilities	(672)	(126)	1,842
Net cash provided by operating activities	42,607	62,471	34,562
Investing activities
Changes in restricted cash	0	(5,000)	0
Additions to newbuildings	0	(3,600)	(116,475)
Purchase of vessels	0	(94,000)	0
Net cash used in investing activities	0	(102,600)	(116,475)
Financing activities
Proceeds from long-term debt	0	205,740	60,000
Repayment of long-term debt	(3,600)	(168,880)	(42,560)
Debt fees paid	(79)	(2,061)	(1,286)
Net proceeds from share issuance	0	87,602	0
Dividends paid	(48,851)	(33,465)	(4,275)
Net (used in) provided by financing activities	(52,530)	88,936	11,879
Net (decrease) increase in cash and cash equivalents	(9,923)	48,807	(70,034)
Cash and cash equivalents at beginning of year	56,771	7,964	77,998
Cash and cash equivalents at end of year	46,848	56,771	7,964
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 4,287	$ 3,598	$ 1,364

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Significant Investing and Financing Activities
Cash paid for purchase of vessel	$ 94,000,000
Golden Future [Member]
Significant Investing and Financing Activities
Cash paid for purchase of vessel	47,000,000
Shares issued in purchase of vessel (in shares)	1,464,515
Value of shares issued for purchase of vessel	25,000,000
Golden Zhejiang [Member]
Significant Investing and Financing Activities
Cash paid for purchase of vessel	47,000,000
Shares issued in purchase of vessel (in shares)	973,684
Value of shares issued for purchase of vessel	$ 18,500,000

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Capital Surplus [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 171		$ 179,019	$ 43,115
Balance (in shares) at Dec. 31, 2008	17,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock unit expense		0
Net income				21,680	21,680
Dividends paid				(4,275)
Balance at Dec. 31, 2009	171		179,019	60,520	239,710
Balance (in shares) at Dec. 31, 2009	17,100,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	73	131,026
Shares issued (in shares)	7,325,699
Restricted stock unit expense		0
Net income				38,557	38,557
Dividends paid				(33,465)
Balance at Dec. 31, 2010	244	131,026	179,019	65,612	375,901
Balance (in shares) at Dec. 31, 2010	24,425,699				24,425,699
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock unit expense		230
Net income				32,652	32,652
Dividends paid				(48,851)
Balance at Dec. 31, 2011	$ 244	$ 131,256		$ 49,413	$ 359,932
Balance (in shares) at Dec. 31, 2011	24,425,699				24,425,699

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.    DESCRIPTION OF BUSINESS

Knightsbridge Tankers Limited (the "Company") was incorporated in Bermuda in September 1996 and was originally founded for the purpose of owning and operating an initial fleet of five very large crude carriers, or VLCCs. In December 2007, one of these vessels was sold and the Company subsequently expanded the scope of its activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. The Company's shares are listed on the NASDAQ Global Select Market under the symbol "VLCCF."

The Company's tankers and dry bulk carriers are managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol "FRO," and by Golden Ocean Management (Bermuda) Ltd., or the Dry bulk Manager, a wholly-owned subsidiary of Golden Ocean Group Limited, a Bermuda based dry bulk shipping company whose shares are listed on the Oslo Stock Exchange and the Singapore Stock Exchange under the symbol "GOGL." In addition, the General Manager provides us with general administrative and technical services.

The Company currently has four VLCCs and four Capesize vessels in the fleet. One VLCC was on a time charter that commenced in 2007 for an initial term of five years earning a rate of $37,750 per day plus a market-based profit sharing payment computed as 50% of the difference between the related spot market index rate and the base rate. In December 2011, the Company agreed with the charter, Frontline Ltd., to reduce the daily rate to $27,050, with effect from January 1, 2012 until April 22, 2012 at which time the vessel was redelivered. The Company is entitled to be compensated if actual earnings exceed the new rate up to and including the old rate. This vessel commenced trade in the spot market upon its redelivery. Two VLCCs are on bareboat charters at an estimated daily time charter equivalent rate of $32,000 per day less 2.5 percent commission. One is on a 2.5 year bareboat charter due to expire in August 2012 (charterer has the option to extend for a further 2.5 years) and the other is a five year bareboat charter. The remaining VLCC has been operating in the spot market following the expiry of its time charter in May 2011. The Company's two Capesize newbuilding dry bulk carriers commenced five year time charters upon their deliveries in August 2009 and October 2009 earning rates of $40,000 per day less 1.25% commission and $52,670 per day less 2.5% commission, respectively. The two 2010-built Capesize dry bulk vessels were purchased with existing time charters. One time charter expires in January 2013 and the rate is $31,500 per day less 6.25% commission. The other time charter expires in September 2014 and the rate is $29,900 per day less 6.25% commission. The charterer of this vessel, the Golden Zhejiang, has been granted a reduction in charter hire from $29,900 per day to $19,900 per day from July 1, 2011 to June 30, 2012. The reduced hire will be repaid from July 1, 2012 until the end of the charter in September 2014. The Company has two one-year extension options.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of Knightsbridge Tankers Limited and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for its VLCC vessels from $149 per lightweight ton to $281 per lightweight ton. The resulting increase in salvage value has been applied prospectively and reduced depreciation by $1.0 million for the year ended December 31, 2009. This change also resulted in an increase in net income of $1.0 million and an increase of $0.06 in earnings per share for the year ended December 31, 2009.

Reporting currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable from profit sharing arrangements are accrued based on the time charter equivalent rates achieved through vessel deployment over the preceding quarter in the market for certain key routes and are not contingent on the performance of the Company. This amount is calculated and accounted for on a quarterly basis and is received on a quarterly basis. Each quarterly settlement is final and does not get carried forward to the next quarter. There is no consideration of future performance in the recording of profit sharing revenue.

Leases
The current charters for the Company's eight vessels are classified as operating leases by the Company.

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash consists of bank deposits maintained in accordance with our loan agreements with DnB and Nordea.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Inventories
Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years.

On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for its four VLCCs. The scrap rate was amended from an average of $149 per lightweight ton to $281 per lightweight ton. The resulting change in salvage value has been applied prospectively and reduced depreciation by approximately $1.0 million for the six months and year ended December 31, 2009. This change also resulted in an increase in net income of approximately $1.0 million for the six months and year ended December 31, 2009.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Earnings per share
Earnings per share is based on net income and the weighted average number of common shares outstanding for the period presented. Diluted earnings per share is based on net income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Vessel impairment
The Company's vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. This assessment is made at the individual vessel level as separately identifiable cash flow information for each vessel is available. The company assesses recoverability of the carrying value of the vessel by estimating the future net cash flows expected to result from the vessel, including eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less then the carrying value of the vessel, an impairment charge is recognized based on the difference between carrying value and fair value.

Fair value is typically established using an average of three independent valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Stock-based compensation
The Company accounts for the restricted stock units ("RSUs") issued to the directors using the equity method and amortizes the fair value of the RSUs over the vesting period. The Company accounts for the RSUs issued to the management companies using the liability method.

Comprehensive income
The Company has no comprehensive income.

NEWLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
NEWLY ISSUED ACCOUNTING STANDARDS [Abstract]
NEWLY ISSUED ACCOUNTING STANDARDS
3.  NEWLY ISSUED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of Accounting Standards Codification ("ASC") Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05".  Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
4.   TAXATION

The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035. Based upon review of applicable laws and regulations, and after consultation with counsel, the Company does not believe it is subject to material income taxes in any jurisdiction.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
5.   SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers.  The tankers segment includes crude oil tanker vessels and dry bulk vessels. Both types of vessel are managed as part of this one segment.

The Company's vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful. The Company has been operating in two markets since 2009. We operate in the tanker and dry bulk carrier markets as an international provider of seaborne transportation of crude oil and dry bulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2011	2010	2009
Total operating revenues – tanker market	39,020	55,072	58,860
Total operating revenues – dry bulk carrier market	55,497	40,825	8,479

In 2011, six customers accounted for $83.2 million or 88% of gross revenues. In 2010, three customers accounted for $61.7 million or 64% of gross revenues and in 2009, two customers accounted for $45.0 million or 67% of gross revenues.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
6.   EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year of 24,425,699, 19,120,285 and 17,100,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The computation of diluted earnings per share in 2011 is based on the weighted average number of shares of 24,578,031. The restricted stock units granted on December 29, 2010 did not have a dilutive effect in 2010. There were no potentially dilutive securities outstanding in 2009.

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
7.   LEASES

The minimum future revenues to be received on time charter and bareboat charters, which are accounted for as operating leases as of December 31, 2011 are as follows. These minimum future revenues exclude payments that are based on market rates and indices.

(in thousands of $)
Year ending December 31,
2012	68,513
2013	49,438
2014	32,702
2015	3,600
2016	-
Thereafter	-
154,253

As of December 31, 2011, seven of the Company's vessels are leased out to third parties on time and bareboat charters for initial periods ranging from 2.5 to 5 years. All the vessels are leased out on operating leases.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2011 were $569.9 million and $171.5 million, respectively, and at December 31, 2010 were $657.9 million and $198.9 million, respectively.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	8. TRADE ACCOUNTS RECEIVABLE, NET Trade accounts receivable are presented net of allowance for doubtful accounts amounting to $1.9 million (2010: $0.2 million).

VESSELS	12 Months Ended
Dec. 31, 2011
VESSELS [Abstract]
VESSELS
9.   VESSELS

(in thousands of $)	2011	2010
Cost	657,890	657,890
Accumulated amortization	(221,617)	(198,858)
	436,273	459,032

In 2010, the Company purchased two 2010-built Capesize dry bulk carriers with existing time charters at a cost of $134.2 million, excluding the value of the time charters.

Depreciation expense was $22.8 million, $19.6 million and $14.3 million in the years ended December 31, 2011, 2010 and 2009, respectively.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES
10.   DEFERRED CHARGES

(in thousands of $)	2011	2010
Capitalized financing fees and expenses	3,414	3,335
Accumulated amortization	(1,304)	(706)
	2,110	2,629

Debt arrangement fees of $0.1 million were capitalized during the year.

OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSETS [Abstract]
OTHER LONG TERM ASSETS
11.   OTHER LONG TERM ASSETS

Other long term assets represents the unamortized portion of the time charter taken over upon the acquisition of the Golden Zhejiang, which is being amortized over the period of the time charter on a straight line basis. An amount of $0.8 million (2010: $0.8 million) is included in Prepaid Expenses and Accrued Income in this respect.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES
(in thousands of $)	2011	2010
Voyage expenses	2,315	584
Ship operating expenses	1,329	1,916
Administrative expenses	295	515
Interest expense	575	499
	4,514	3,514

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
13.   DEBT

(in thousands of $)	2011	2010
U.S. dollar denominated floating rate debt:
-$58 $58.24 Million Loan	53,740	57,340
-$17 $175 Million Loan	100,000	100,000
Total debt	153,740	157,340
Less: current portion	(3,600)	(3,600)
	150,140	153,740

The average interest rate for the floating rate debt was 2.76% for the year ended December 31, 2011 and 2.68% for the year ended December 31, 2010.

$140 Million Loan
In March 2004, the Company refinanced a prior debt facility with a $140.0 million credit facility in the form of five tranches of $28.0 million, each in respect of a VLCC in the fleet at the time (including all VLCC vessels in the current fleet). One tranche was repaid upon the sale of the related vessel in 2007. The credit facility was secured by, among other things, a mortgage on each VLCC and an assignment of any charter in respect of that VLCC. The repayment terms of the facility were seven years. The credit facility bore interest at LIBOR plus a margin was repaid in July 2010.

$60 Million Loan
In August 2009, the Company entered into a four year term loan facility agreement consisting of two tranches of $30.0 million each. In August 2009, the Company drew down $30.0 million and in October 2009, the Company drew down the second tranche of $30.0 million. The loans were secured by, among other things, a mortgage on two Capesize vessels and an assignment of any charters in respect to those vessels. The $60 Million Loan bore interest at LIBOR plus a margin and was repaid in December 2010.

$105 Million Loan ($60 Million Loan extension)
In July 2010, the $60 Million Loan was extended to $105 million. The Company drew down $47.5 million which was repaid in December 2010.

$58.24 Million Loan
In July 2010, the Company entered into a $58.24 million credit facility consisting of four tranches of $14.56 million each in respect of the VLCC vessels in the fleet. Repayments are made on a quarterly basis with a balloon payment at the final maturity date in June 2015. As of December 31, 2011, the outstanding balance was $53.74 million. The loan bears interest at LIBOR plus a margin.

$175 Million Loan
In December 2010, the Company refinanced the $105 million loan facility and entered into a $175 million credit facility consisting of four tranches of $25.0 million each in respect of the Capesize vessels and a revolving debt facility of $75 million. The loan is repayable in May 2015. As of December 31, 2011, the outstanding balance was $100.0 million. The loan bears interest at LIBOR plus a margin. The revolving debt facility of $75 million was available but undrawn at December 31, 2011.

The Company's loan agreements contain loan-to-value clauses, which could require the Company, at its option, to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements include certain financial covenants including the requirement to maintain a certain level of free cash and failure to comply with any of the covenants in the loan agreements could result in a default under those agreements and under other agreements containing cross-default provisions. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2011.

In addition, pursuant to the Company's $58.24 million $175 million credit facilities, none of its vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full.

The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	3,600
2013	3,600
2014	3,600
2015	142,940
2016	-
Thereafter	-
153,740

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14.  SHARE CAPITAL

Authorized share capital:
(in thousands of $ except for per share amounts)	2011	2010
50 million (2010: 35 million) common shares of $0.01 each	500	350

At the Annual General Meeting in September 2011, a resolution was passed to increase the authorized share capital from $350,000 to $500,000 divided into common shares of $0.01 par value each.

Issued and fully paid share capital:
(in thousands of $)	2011	2010
At January 1	244	171
Issued during the year	-	73
At December 31	244	244

In July 2010, 1,464,515 shares were issued to Golden Ocean Group Limited ("Golden Ocean") at $17.07 per share as part of the purchase consideration for the 2010-built Capesize dry bulk carrier, Golden Future. In October 2010, the Company issued 4,887,500 new shares at $19.00 through a public offering and issued 973,684 shares to Golden Ocean at $19.00 per share as part of the purchase consideration for the 2010-built Capesize dry bulk carrier, Golden Zhejiang.

RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2011
RESTRICTED STOCK UNITS [Abstract]
RESTRICTED STOCK UNITS
15.   RESTRICTED STOCK UNITS

In September 2010, the Board of Directors approved the adoption of an Equity Incentive Plan (the "Plan") and reserved 800,000 common shares of the Company for issuance pursuant to the Plan. The Plan permits RSUs to be granted to directors, officers, employees of the Company and its subsidiaries, affiliates, consultants and service providers. The RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each annual anniversary of the date of grant, subject to the participant continuing to provide services to the Company from the grant date through the applicable vesting date.

Payment upon vesting of RSUs can be in cash, in shares of common stock or a combination of both as determined by the Board of Directors. They must be valued in an amount equal to the fair market value of a share of common stock on the date of vesting. The participant shall receive a 'dividend equivalent right' with respect to each RSU entitling the participant to receive amounts equal to the ordinary dividends that would be paid during the time the RSU is outstanding and unvested on the shares of common stock underlying the RSU as if such shares were outstanding from the date of grant through the applicable vesting date of the RSU.  Such payments shall be paid to the participant at the same time at which the RSUs vesting event occurs, conditioned upon the occurrence of the vesting event.

The following table summarizes restricted stock unit transactions in the years ended December 31, 2011 and 2010:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2009	-	-	-	-
Granted – December 29, 2010	29,571	29,572	59,143	$22.23
Units outstanding as of December 31, 2010	29,571	29,572	59,143	$22.27
Granted – December 22, 2011	46,593	46,596	93,189	$13.95
Units outstanding as of December 31, 2011	76,164	76,168	152,332	$13.67

The RSU expense was $230,000 for the year ended December 31, 2011 (2010: nil).

During 2012, the Company plans to issue 11,301 common shares and pay $154,102 in cash to members of the Board of Directors and to the General Manager and the Dry bulk Manager in settlement of the 19,714 RSUs that vested on December 29, 2011. The settlement represents 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
16.   FINANCIAL INSTRUMENTS

Interest rate risk management
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company does not hold or issue instruments for speculative or trading purposes. As at December 31, 2011, the Company is not party to any interest rate swaps to hedge interest rate exposure.

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	2011	2011	2010	2010
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	46,848	46,848	56,771	56,771
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	153,740	153,740	157,340	157,340

The carrying value of cash and cash equivalents, and restricted cash, is a reasonable estimate of fair value.

The estimated fair value for floating rate long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, The Royal Bank of Scotland plc, DnB and Nordea Bank Norge ASA. The Company does not require collateral or other security to support financial instruments subject to credit risk.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS

In July and October 2010, the Company purchased two 2010-built Capesize dry bulk carriers, Golden Future and Golden Zhejiang, from Golden Ocean. Golden Future was purchased for $47.0 million in cash and 1,464,515 shares with a value of $25.0 million. Golden Zhejiang was purchased for $47.0 million in cash and 973,684 shares with a value of $18.5 million. Both vessels were acquired with an existing time charter and $3.3 million of the purchase price for the Golden Zhejiang has been attributed to the value of the time charter.

Management fees, which represent a commission of 1.25% of gross freight earned by the dry bulk carriers, of $0.5 million were invoiced by Golden Ocean and paid by the Company during each of 2011 and 2010. As of December 31, 2011, $0.3 million was payable to Golden Ocean. At December 31, 2010, $69,000 was due from Golden Ocean. On December 22, 2011 and December 29, 2010, 23,298 and 14,786 RSUs, respectively, were issued to Golden Ocean Management (Bermuda) Limited, a wholly-owned subsidiary of Golden Ocean.

MANAGEMENT OF COMPANY	12 Months Ended
Dec. 31, 2011
MANAGEMENT OF COMPANY [Abstract]
MANAGEMENT OF COMPANY
18.   MANAGEMENT OF COMPANY

On February 12, 1997, the Company entered into a management agreement with the General Manager under which the General Manager provided certain administrative, management and advisory services to the Company for an amount of $750,000 per year.

Effective February 2004, the Company entered into an amendment to the agreement with the General Manager. The management fee was amended to $630,000 per year, in addition to a commission of 1.25% on gross freight revenues. Pursuant to the terms of the amendment, the Company became responsible for paying its own administrative expenses. In February 2006, the management fee was increased to $1,150,000 per annum. On August 12, 2010, the Company entered into an Amended and Restated Management Agreement, which increased the management fee to $2,315,000 per annum effective January 1, 2010.

On June 25, 2010, the Company entered into a commercial management agreement with the Dry bulk Manager, under which the Dry bulk Manager provides administrative and commercial expertise relating to the Company's dry bulk vessels. The Dry bulk Manager will receive 1.25% on gross freight revenues earned by the dry bulk vessels.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19.   COMMITMENTS AND CONTINGENCIES

The General Manager insures the legal liability risks for the Company's shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
20.   SUBSEQUENT EVENTS

On January 9, 2012, the Company announced an amendment to the time charter with Frontline Ltd. for the Hampstead. The time charter hire has been reduced from $37,750 per day to $27,050 per day for the remaining period of the charter commencing January 1, 2012 until April 22, 2012, the date when the vessel was re-delivered to us. The Company is entitled to be compensated if actual earnings exceed the new rate up to and including the original rate. There was no compensation for the first quarter of 2012.

On February 7, 2012, the Board of Directors declared a dividend of $0.50 per share. The record date for the dividend was February 23, 2012, the ex dividend date was February 21, 2012 and the dividend was paid on March 8, 2012.

On March 12, 2012, the Company issued a press release announcing that Sanko Steamship Co., Ltd. ("Sanko") has requested that the Company agree to a deferral in payments of charter hire in respect of the Battersea. Sanko has also issued a press release stating that it intends to meet all financial obligations and to restructure and strengthen its balance sheet. The Company has been informed that Sanko is planning to present formal rehabilitation proposals to stakeholders at meeting in early June 2012.

In March 2012, the Company agreed an amendment to the time charter for the Belgravia with Jiangsu Shagang Group Co., Ltd ("Shagang") whereby (i) the sum of $95,000 shall be deducted from future charter hire payments, which are each payable 15 days in advance,  until the amount of $5.7 million has been deducted, and (ii) the sum of $5.0 million shall be pre-paid in one or more installments no later than five months following receipt by Shagang of a guarantee to be provided in accordance with the amendment.